Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Accounts Receivable
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	404,968	21,302
Employee advances	879	-
Less: Allowance for doubtful accounts	-	-
	405,847	21,302